UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2005
                                               -----------------

Check here if Amendment [ ]; Amendment Number:
                                               --------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings
                                        entries.
Institutional Investment Manager Filing this Report:

Name:      Bonness Enterprises, Inc.
         --------------------------------------------------
Address:   3148 Dumbarton Street, N.W.
         --------------------------------------------------
           Washington, D.C.   20007
         --------------------------------------------------

         --------------------------------------------------

Form 13F File Number:    028-05225
                             -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lorraine Gallard
         --------------------------------------------------

Title:     President
         --------------------------------------------------

Phone:     202 337-2070
         --------------------------------------------------

Signature, Place, and Date of Signing:

/s/  Lorraine Gallard          Washington, D.C.             July 13, 2005
---------------------     -------------------------        ---------------
     [Signature]                [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number             Name

      28-
         -------------                 -------------------------------
      [Repeat as necessary.]


                            Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           None
                                           ------------

Form 13F Information Table Entry Total:      67
                                           ------------

Form 13F Information Table Value Total:      $91,376
                                           ------------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.        Form 13F File Number        Name

                 28-
      ----          ------------             -------------------------

      [Repeat as necessary.]


                                                                  FORM 13F INFORMATION TABLE

                                 TITLE OF               VALUE    SHARES/  SH/  PUT/  INVSTMT   OTHER        VOTING AUTHORITY
        NAME OF ISSUER            CLASS       CUSIP    (x$1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS    SOLE    SHARED    NONE
------------------------------ ------------ --------- ---------- -------- ---  ----  ------- ---------- -------- -------- --------

Abbott Laboratories              COM        002824100     608     12400   SH         SOLE                  12000             400
                                                          392      8000   SH         OTHER                                  8000
Alcatel                          COM        013904305     152     13926   SH         SOLE                  13926
American International Group     COM        026874107    2185     37600   SH         SOLE                  35100            2500
                                                          116      2000   SH         OTHER                                  2000
Applied Materials Inc.           COM        038222105    1238     76500   SH         SOLE                  71000            5500
                                                           81      5000   SH         OTHER                                  5000
BP Amoco PLC                     COM        055622104     118      1886   SH         SOLE                   1586             300
                                                          334      5348   SH         OTHER                                  5348
Bank of New York                 COM        064057102     391     13600   SH         SOLE                  13600
Berkshire Hathaway Inc. Class    COM        084670207     117        42   SH         SOLE                     42
                                                          117        42   SH         OTHER                                    42
Bristol Myers Co.                COM        110122108     190      7600   SH         SOLE                   7600
                                                           50      2000   SH         OTHER                                  2000
Cabot Microelectronics           COM        12709P103     977     33700   SH         SOLE                  30700            3000
                                                           17       600   SH         OTHER                                   600
Cisco Systems                    COM        17275R102    2994    156900   SH         SOLE                 146500           10400
Citigroup, Inc.                  COM        172967101     805     17405   SH         SOLE                  17405
Coca Cola Co.                    COM        191216100    1319     31600   SH         SOLE                  29600            2000
                                                           42      1000   SH         OTHER                                  1000
Exxon Mobil                      COM        30231G102     520      9040   SH         SOLE                   8740             300
                                                          695     12096   SH         OTHER                                 12096
General Electric Co.             COM        369604103    1887     54471   SH         SOLE                  51411            3060
                                                          684     19728   SH         OTHER                                 19728
Hewlett Packard                  COM        428236103     616     26200   SH         SOLE                  22400            3800
Huntington Bancshares Inc.       COM        446150104    1103     45700   SH         SOLE                  42500            3200
IBM                              COM        459200101    1213     16352   SH         SOLE                  15152            1200
                                                           79      1064   SH         OTHER                                  1064
ING Groep NV                     COM        456837103    2017     71900   SH         SOLE                  67900            4000
Intel Corp.                      COM        458140100    2688    103300   SH         SOLE                  95300            8000
                                                          127      4900   SH         OTHER                                  4900
JP Morgan Chase                  COM        46625H100    1038     29400   SH         SOLE                  27400            2000
Johnson & Johnson                COM        478160104    3711     57100   SH         SOLE                  52800            4300
KLA Tencor Corp.                 COM        482480100     271      6200   SH         SOLE                   4200            2000
Koninklijke Philips Elec         COM        500472303    1174     46620   SH         SOLE                  43120            3500
                                                           38      1500   SH         OTHER                                  1500
Marsh & McLennan Companies Inc   COM        571748102    1986     71694   SH         OTHER                                 71694
Masco Corp.                      COM        574599106    1401     44100   SH         SOLE                  41200            2900
Medimmune, Inc.                  COM        584699102    1456     54500   SH         SOLE                  49700            4800
                                                           29      1100   SH         OTHER                                  1100
Microsoft Corp.                  COM        594918104    2196     88400   SH         SOLE                  80000            8400
                                                          238      9600   SH         OTHER                                  9600
Molson Coors Brewery             COM        60871R209    1215     19600   SH         SOLE                  18300            1300
Motorola, Inc.                   COM        620076109    1796     98340   SH         SOLE                  91740            6600
National City Corp.              COM        635405103    2810     82348   SH         SOLE                  74800            7548
                                                          239      7000   SH         OTHER                                  7000
PepsiCo Inc.                     COM        713448108     965     17900   SH         SOLE                  17900
Plum Creek Timber                COM        729251108    1256     34600   SH         SOLE                  31600            3000
Procter & Gamble Company         COM        742718109     269      5100   SH         SOLE                   4800             300
Progressive Corp.-Ohio           COM        743315103    2584     26153   SH         SOLE                  26153
                                                        26543    268624   SH         OTHER                265624            3000
Royal Dutch Petroleum            COM        780257804     909     14000   SH         SOLE                  14000
Stryker Corp.                    COM        863667101    7022    147654   SH         SOLE                 140354            7300
                                                          476     10000   SH         OTHER                                 10000
Tiffany & Company                COM        886547108    1035     31600   SH         SOLE                  29100            2500
                                                          118      3600   SH         OTHER                                  3600
Toyota Motor                     COM        892331307    1215     17000   SH         SOLE                  15500            1500
                                                           71      1000   SH         OTHER                                  1000
Unilever PLC                     COM        904767704    1601     41200   SH         SOLE                  38300            2900
                                                          117      3000   SH         OTHER                                  3000
Washington Post 'B'            COM          939640108     835      1000   SH         SOLE                   1000
Wilmington Trust Corp.         COM          971807102     576     16000   SH         SOLE                  16000
Wyeth                          COM          983024100       9       200   SH         SOLE                                    200
                                                          267      6000   SH         OTHER                                  6000
BBVA Privanza, Cap. B          PFD          05529T206     722     28000   SH         SOLE                  28000
ING Groep NV 6.2% SER          PFD          456837400    1165     46000   SH         SOLE                  36000           10000
                                                          152      6000   SH         OTHER                                  6000